Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Allowance for Loan Losses [Abstract]
Analysis of Allowance for Loan Losses
An analysis of the allowance for loan losses as of and for the years ended December 31, 2014 and 2013 is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2014
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$591	$(395)	$—	$1,483	$1,679
Real Estate Construction:
Residential	414	—	5	(103)	316
Commercial	948	(16)	—	2,083	3,015
Real Estate Mortgage:
Commercial – Owner Occupied	4,735	(476)	5	(968)	3,296
Commercial – Non-owner Occupied	7,530	(50)	—	(2,518)	4,962
Residential – 1 to 4 Family	3,612	(2,841)	32	3,353	4,156
Residential – Multifamily	389	—	—	(32)	357
Consumer	341	(31)	—	(48)	26
Unallocated	—	—	—	—	—
Total	$18,560	$(3,809)	$42	$3,250	$18,043

Allowance for Loan Losses:	For the year ended December 31, 2013
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$470	$(4)	$—	$125	$591
Real Estate Construction:
Residential	845	—	—	(431)	414
Commercial	1,115	—	—	(167)	948
Real Estate Mortgage:
Commercial – Owner Occupied	4,095	(77)	1	716	4,735
Commercial – Non-owner Occupied	7,379	(2,641)	—	2,792	7,530
Residential – 1 to 4 Family	4,384	(554)	210	(428)	3,612
Residential – Multifamily	312	(8)	—	85	389
Consumer	336	(3)	—	8	341
Unallocated	—	—	—	—	—
Total	$18,936	$(3,287)	$211	$2,700	$18,560

Allowance for Loan Losses, at December 31, 2014	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$1,040	$639	$1,679
Real Estate Construction:
Residential	238	78	316
Commercial	2,535	480	3,015
Real Estate Mortgage:
Commercial – Owner Occupied	114	3,182	3,296
Commercial – Non-owner Occupied	828	4,134	4,962
Residential – 1 to 4 Family	573	3,583	4,156
Residential – Multifamily	5	352	357
Consumer	—	262	262
Total	$5,333	$12,710	$18,043

Allowance for Loan Losses, at December 31, 2013	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$131	$460	$591
Real Estate Construction:
Residential	21	393	414
Commercial	290	658	948
Real Estate Mortgage:
Commercial – Owner Occupied	331	4,404	4,735
Commercial – Non-owner Occupied	801	6,729	7,530
Residential – 1 to 4 Family	338	3,274	3,612
Residential – Multifamily	6	383	389
Consumer	23	318	341
Total	$1,941	$16,619	$18,560

Loans, at December 31, 2014:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$2,407	$27,685	$30,092
Real Estate Construction:
Residential	238	5,621	5,859
Commercial	14,058	33,863	47,921
Real Estate Mortgage:
Commercial – Owner Occupied	5,951	170,698	176,649
Commercial – Non-owner Occupied	30,407	207,511	237,918
Residential – 1 to 4 Family	7,960	163,934	171,894
Residential – Multifamily	364	24,809	25,173
Consumer	94	17,461	17,555
Total	$61,479	$651,582	$713,061

Loans, at December 31, 2013:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$622	$22,379	$23,001
Real Estate Construction:
Residential	967	6,422	7,389
Commercial	11,736	32,013	43,749
Real Estate Mortgage:
Commercial – Owner Occupied	6,539	163,583	170,122
Commercial – Non-owner Occupied	33,087	187,277	220,364
Residential – 1 to 4 Family	15,322	132,838	148,160
Residential – Multifamily	469	23,634	24,103
Consumer	114	17,539	17,653
Total	$68,856	$585,685	$654,541